Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	Colliers International Group Inc.
Entity Central Index Key	0000913353
Trading Symbol	cigi
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Subordinate Voting Shares
Multiple Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,325,694
Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	38,519,517